Investment Objectives and Goals - FPA Queens Road Value ETF	Feb. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FPA QUEENS ROAD VALUE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FPA Queens Road Value ETF (the "Fund") seeks long-term capital growth.